THE LAZARD FUNDS, INC.
Lazard Global Equity Select Portfolio
Lazard Emerging Markets Debt Portfolio
Lazard Explorer Total Return Portfolio
Lazard Global Dynamic Multi Asset Portfolio
Supplement to Current Summary Prospectuses and Prospectus

Lazard Global Equity Select Portfolio
The following replaces the table in "Fees and Expenses" in the Summary Prospectus and "Summary Section—Lazard Global Equity Select Portfolio—Fees and Expenses" in the Prospectus:
	Institutional Shares	Open Shares	R6 Shares
Shareholder Fees (fees paid directly from your investment) Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%	1.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.80%	.80%	.80%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	1.42%	6.32%	1.42%*
Total Annual Portfolio Operating Expenses	2.22%	7.37%	2.22%
Fee Waiver and Expense Reimbursement**	1.17%	6.02%	1.22%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement**	1.05%	1.35%	1.00%

*	"Other Expenses" are based on estimated amounts for the current fiscal year, using "Other Expenses" for Institutional Shares from the last fiscal year.
**
Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2017, to the extent Total Annual Portfolio Operating Expenses exceed 1.05%, 1.35% and 1.00% of the average daily net assets of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces "Example" in the Summary Prospectus and "Summary Section—Lazard Global Equity Select Portfolio—Example" in the Prospectus:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year		3 Years	5 Years	10 Years
Institutional Shares	$107	$582	$1,083	$2,463
Open Shares	$137	$1,629	$3,051	$6,321
R6 Shares	$102	$577	$1,078	$2,459

*            *            *
Lazard Emerging Markets Debt Portfolio
The following replaces the table in "Fees and Expenses" in the Summary Prospectus and "Summary Section—Lazard Emerging Markets Debt Portfolio—Fees and Expenses" in the Prospectus:
	Institutional Shares	Open Shares	R6 Shares
Shareholder Fees (fees paid directly from your investment) Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%	1.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%	.75%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.16%	.70%	.16%*
Total Annual Portfolio Operating Expenses	.91%	1.70%	.91%
Fee Waiver and Expense Reimbursement**	—	.45%	.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement**	.91%	1.25%	.90%

*	"Other Expenses" are based on estimated amounts for the current fiscal year, using "Other Expenses" for Institutional Shares from the last fiscal year.
**
Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2017, to the extent Total Annual Portfolio Operating Expenses exceed .95%, 1.25% and .90% of the average daily net assets of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively, and from May 1, 2017 through May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.40% and 1.05% of the average daily net assets of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively. All limitations on Total Annual Portfolio Operating Expenses are exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces "Example" in the Summary Prospectus and "Summary Section—Lazard Emerging Markets Debt Portfolio—Example" in the Prospectus:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year		3 Years	5 Years	10 Years
Institutional Shares	$93	$290	$504	$1,120
Open Shares	$127	$428	$752	$1,667
R6 Shares	$92	$289	$503	$1,119

*            *            *
Lazard Explorer Total Return Portfolio
The following replaces the table in "Fees and Expenses" in the Summary Prospectus and "Summary Section—Lazard Explorer Total Return Portfolio—Fees and Expenses" in the Prospectus:
	Institutional Shares	Open Shares	R6 Shares
Shareholder Fees (fees paid directly from your investment) Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%	1.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.95%	.95%	.95%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.16%	.41%	.16%*
Total Annual Portfolio Operating Expenses	1.11%	1.61%	1.11%
Fee Waiver and Expense Reimbursement**	—	.16%	.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement**	1.11%	1.45%	1.10%

*	"Other Expenses" are based on estimated amounts for the current fiscal year, using "Other Expenses" for Institutional Shares from the last fiscal year.
**
Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2017, to the extent Total Annual Portfolio Operating Expenses exceed 1.15%, 1.45% and 1.10% of the average daily net assets of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces "Example" in the Summary Prospectus and "Summary Section—Lazard Explorer Total Return Portfolio—Example" in the Prospectus:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year		3 Years	5 Years	10 Years
Institutional Shares	$113	$353	$612	$1,352
Open Shares	$148	$492	$861	$1,898
R6 Shares	$107	$347	$606	$1,346

*            *            *
Lazard Global Dynamic Multi Asset Portfolio
The following replaces the table in "Fees and Expenses" in the Summary Prospectus and "Summary Section—Lazard Global Dynamic Multi Asset Portfolio—Fees and Expenses" in the Prospectus:
	Institutional Shares	Open Shares	R6 Shares
Shareholder Fees (fees paid directly from your investment) Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%	1.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.80%	.80%	.80%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses*	.30%	.35%	.30%
Total Annual Portfolio Operating Expenses	1.10%	1.40%	1.10%
Fee Waiver and Expense Reimbursement**	.20%	.20%	.20%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement**	.90%	1.20%	.90%
*	"Other Expenses" are based on estimated amounts for the current fiscal year.
**
Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2017, to the extent Total Annual Portfolio Operating Expenses exceed .90%, 1.20% and .90% of the average daily net assets of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces "Example" in the Summary Prospectus and "Summary Section—Lazard Global Dynamic Multi Asset Portfolio—Example" in the Prospectus:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Shares	$92	$330
Open Shares	$122	$423
R6 Shares	$92	$330

*            *            *
The following replaces any contrary information in the first table in "Fund Management—Investment Manager" in the Prospectus:
Name of Portfolio	Investment Management Fee Payable	Effective Annual Rate of Investment Management Fee Paid
Global Equity Select Portfolio	.80%	0%
Emerging Markets Debt Portfolio	.75%	.80%
Explorer Total Return Portfolio	.95%	1.00%
Global Dynamic Multi Asset Portfolio	.80%	N/A*
*	The Portfolio had not commenced investment operations as of December 31, 2015.

*            *            *
The following replaces any contrary information in the second table in "Fund Management—Investment Manager" in the Prospectus:
Name of Portfolio	Institutional Shares	Open Shares	R6 Shares
Global Equity Select Portfolio	1.05%	1.35%	1.00%
Emerging Markets Debt Portfolio*	.95%	1.25%	.90%
Explorer Total Return Portfolio	1.15%	1.45%	1.10%
*
This agreement will continue in effect until May 1, 2017, and from May 1, 2017 through April 29, 2026, at levels of 1.10%, 1.40% and 1.05% of the average daily net assets of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively.

*            *            *
The following replaces the first paragraph of "Shareholder Information—General—Eligibility to Purchase R6 Shares" in the Prospectus:
R6 Shares are currently offered only by Lazard US Strategic Equity Portfolio, Lazard International Equity Portfolio, Lazard International Strategic Equity Portfolio, Lazard Emerging Markets Equity Portfolio, Lazard Emerging Markets Equity Blend Portfolio, Lazard Emerging Markets Multi Asset Portfolio, Lazard Emerging Markets Debt Portfolio and Lazard Global Dynamic Multi Asset Portfolio.

Dated:  June 29, 2016